SEGMENTED INFORMATION - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	$ 41,133	$ 24,900
North America
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	39,864	24,090
International
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	1,269	810
Elimination of intersegment amounts
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	(4,680)	(2,888)
Elimination of intersegment amounts | North America
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	(4,680)	(2,888)
Oil Sands | Operating segments
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	19,920	10,617
Oil Sands | Operating segments | SCO And Diesel
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	14,452	8,574
Oil Sands | Operating segments | Bitumen
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	5,468	2,043
Oil Sands | Operating segments | North America
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	19,920	10,617
Oil Sands | Operating segments | North America | SCO And Diesel
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	14,452	8,574
Oil Sands | Operating segments | North America | Bitumen
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	5,468	2,043
Exploration and Production | Operating segments
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	2,978	1,899
Exploration and Production | Operating segments | Crude Oil And Natural Gas Liquids
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	2,966	1,895
Exploration and Production | Operating segments | Natural Gas
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	12	4
Exploration and Production | Operating segments | North America
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	1,709	1,089
Exploration and Production | Operating segments | North America | Crude Oil And Natural Gas Liquids
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	1,709	1,089
Exploration and Production | Operating segments | International
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	1,269	810
Exploration and Production | Operating segments | International | Crude Oil And Natural Gas Liquids
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	1,257	806
Exploration and Production | Operating segments | International | Natural Gas
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	12	4
Refining and Marketing | Operating segments
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	22,915	15,272
Refining and Marketing | Operating segments | Gasoline
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	9,983	6,585
Refining and Marketing | Operating segments | Distillate
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	9,832	6,525
Refining and Marketing | Operating segments | Other Product and Services
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	3,100	2,162
Refining and Marketing | Operating segments | North America
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	22,915	15,272
Refining and Marketing | Operating segments | North America | Gasoline
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	9,983	6,585
Refining and Marketing | Operating segments | North America | Distillate
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	9,832	6,525
Refining and Marketing | Operating segments | North America | Other Product and Services
SEGMENTED INFORMATION
Total gross revenues from contracts with customers	$ 3,100	$ 2,162